Condensed Quarterly Consolidated Statement of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common Stock	Additional paid-in capital	Retained earnings	Other components of equity	Treasury stock	Toyota Motor Corporation shareholders' equity	Non-controlling interests
Beginning balance at Mar. 31, 2019	¥ 20,655,210	¥ 397,050	¥ 487,162	¥ 20,613,776	¥ 1,016,035	¥ (2,606,925)	¥ 19,907,100	¥ 748,110
Comprehensive income
Net income	1,770,185			1,708,838			1,708,838	61,347
Other comprehensive income, net of tax	206,398				201,498		201,498	4,900
Total comprehensive income	1,976,583			1,708,838	201,498		1,910,336	66,247
Transactions with owners and other
Dividends paid	(673,517)			(618,801)			(618,801)	(54,716)
Repurchase of treasury stock	(370,329)					(370,329)	(370,329)
Equity transactions and other	(3,425)		229				229	(3,654)
Total transactions with owners and other	(1,047,271)		229	(618,801)		(370,329)	(988,901)	(58,370)
Reclassification to retained earnings				1,692	(1,692)
Ending balance at Dec. 31, 2019	21,584,520	397,050	487,392	21,705,505	1,215,840	(2,977,254)	20,828,533	755,987
Beginning balance at Mar. 31, 2019	20,655,210	397,050	487,162	20,613,776	1,016,035	(2,606,925)	19,907,100	748,110
Comprehensive income
Net income	2,111,125
Other comprehensive income, net of tax	(508,645)
Total comprehensive income	1,602,480
Ending balance at Mar. 31, 2020	21,339,012	397,050	489,334	22,234,061	585,549	(3,087,106)	20,618,888	720,124
Comprehensive income
Net income	1,498,697			1,468,064			1,468,064	30,633
Other comprehensive income, net of tax	162,541				142,244		142,244	20,297
Total comprehensive income	1,661,238			1,468,064	142,244		1,610,308	50,929
Transactions with owners and other
Dividends paid	(661,372)			(625,514)			(625,514)	(35,858)
Repurchase of treasury stock	(65)					(65)	(65)
Reissuance of treasury stock	200,585		15,041			185,544	200,585
Change in scope of consolidation	75,260							75,260
Equity transactions and other	18,420		(83)				(83)	18,503
Total transactions with owners and other	(367,171)		14,958	(625,514)		185,479	(425,077)	57,906
Reclassification to retained earnings				26,208	(26,208)
Ending balance at Dec. 31, 2020	¥ 22,633,078	¥ 397,050	¥ 504,291	¥ 23,102,819	¥ 701,586	¥ (2,901,627)	¥ 21,804,119	¥ 828,959